INCOME TAXES (Schedule of aggregate change in the balance of gross unrecognized tax benefits) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 10,170,044	$ (94,883)
Increase due to tax positions taken during current year	2,192,714	2,482,136
Decrease in balance as a result of lapse of the applicable statute of limitations	0	0
Increase in balance due to tax positions taken during prior years	71,158	7,687,908
Decrease in balance due to tax positions taken during prior years	75,360	94,883
Ending balance	$ 12,509,276	$ 10,170,044